Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BARON

FUNDS®

Baron Global Advantage Fund

Supplement dated January 31, 2019

to Prospectus dated April 30, 2018

Effective January 31, 2019, in connection with the primary benchmark of Baron Global Advantage Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 57 of the Prospectus, the “Average Annual Total Returns for the periods ended December 31, 2017” table and the paragraph that follows the table are deleted in their entirety and replaced with the following:

Average Annual Total Returns for the periods ended December 31, 2017

	1 year	5 years	10 years	Since Inception
BARON GLOBAL ADVANTAGE FUND
Retail Shares (Inception date: 04-30-12)
Return before taxes	49.53%	14.67%	N/A	13.64%
Return after taxes on distributions	49.53%	14.64%	N/A	13.61%
Return after taxes on distributions and sale of Fund shares	28.03%	11.81%	N/A	11.03%
Institutional Shares (Inception date: 04-30-12)
Return before taxes	49.75%	14.91%	N/A	13.87%
R6 Shares* (Inception date: 08-31-16)
Return before taxes	49.89%	14.92%	N/A	13.88%
MSCI ACWI Index (reflects no deduction for fees or expenses)	23.97%	10.80%	N/A	10.42%
MSCI ACWI Growth Index (reflects no deduction for fees or expenses)	30.00%	12.10%	N/A	11.28%

*	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

The Fund has changed its primary benchmark to the MSCI ACWI Index given its broad acceptance as the standard benchmark measuring global markets equity performance. For one year from the date of this prospectus, the Fund will maintain the MSCI ACWI Growth Index as a secondary benchmark. The MSCI ACWI Index and the MSCI ACWI Growth Index are unmanaged, free float-adjusted market capitalization weighted indexes. The MSCI ACWI Index Net USD and the MSCI ACWI Growth Index Net USD are designed to measure the equity market performance of large- and mid-cap securities across developed and emerging markets, including the United States. The MSCI ACWI Growth Index Net USD screens for growth-style securities.

This information supplements the Prospectus dated April 30, 2018. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Baron Global Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BARON

FUNDS®

Baron Global Advantage Fund

Supplement dated January 31, 2019

to Prospectus dated April 30, 2018

Effective January 31, 2019, in connection with the primary benchmark of Baron Global Advantage Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 57 of the Prospectus, the “Average Annual Total Returns for the periods ended December 31, 2017” table and the paragraph that follows the table are deleted in their entirety and replaced with the following:

Average Annual Total Returns for the periods ended December 31, 2017

	1 year	5 years	10 years	Since Inception
BARON GLOBAL ADVANTAGE FUND
Retail Shares (Inception date: 04-30-12)
Return before taxes	49.53%	14.67%	N/A	13.64%
Return after taxes on distributions	49.53%	14.64%	N/A	13.61%
Return after taxes on distributions and sale of Fund shares	28.03%	11.81%	N/A	11.03%
Institutional Shares (Inception date: 04-30-12)
Return before taxes	49.75%	14.91%	N/A	13.87%
R6 Shares* (Inception date: 08-31-16)
Return before taxes	49.89%	14.92%	N/A	13.88%
MSCI ACWI Index (reflects no deduction for fees or expenses)	23.97%	10.80%	N/A	10.42%
MSCI ACWI Growth Index (reflects no deduction for fees or expenses)	30.00%	12.10%	N/A	11.28%

*	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

The Fund has changed its primary benchmark to the MSCI ACWI Index given its broad acceptance as the standard benchmark measuring global markets equity performance. For one year from the date of this prospectus, the Fund will maintain the MSCI ACWI Growth Index as a secondary benchmark. The MSCI ACWI Index and the MSCI ACWI Growth Index are unmanaged, free float-adjusted market capitalization weighted indexes. The MSCI ACWI Index Net USD and the MSCI ACWI Growth Index Net USD are designed to measure the equity market performance of large- and mid-cap securities across developed and emerging markets, including the United States. The MSCI ACWI Growth Index Net USD screens for growth-style securities.

This information supplements the Prospectus dated April 30, 2018. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2017
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark to the MSCI ACWI Index given its broad acceptance as the standard benchmark measuring global markets equity performance. For one year from the date of this prospectus, the Fund will maintain the MSCI ACWI Growth Index as a secondary benchmark.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund has changed its primary benchmark to the MSCI ACWI Index given its broad acceptance as the standard benchmark measuring global markets equity performance. For one year from the date of this prospectus, the Fund will maintain the MSCI ACWI Growth Index as a secondary benchmark. The MSCI ACWI Index and the MSCI ACWI Growth Index are unmanaged, free float-adjusted market capitalization weighted indexes. The MSCI ACWI Index Net USD and the MSCI ACWI Growth Index Net USD are designed to measure the equity market performance of large- and mid-cap securities across developed and emerging markets, including the United States. The MSCI ACWI Growth Index Net USD screens for growth-style securities.
Baron Global Advantage Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	49.53%
5 years	rr_AverageAnnualReturnYear05	14.67%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.64%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Baron Global Advantage Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	49.75%
5 years	rr_AverageAnnualReturnYear05	14.91%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.87%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Baron Global Advantage Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	49.89%	[1]
5 years	rr_AverageAnnualReturnYear05	14.92%	[1]
10 years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.88%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016	[1]
Baron Global Advantage Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	49.53%
5 years	rr_AverageAnnualReturnYear05	14.64%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.61%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Baron Global Advantage Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	28.03%
5 years	rr_AverageAnnualReturnYear05	11.81%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.03%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Baron Global Advantage Fund | MSCI ACWI Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	23.97%
5 years	rr_AverageAnnualReturnYear05	10.80%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%
Baron Global Advantage Fund | MSCI ACWI Growth Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	30.00%
5 years	rr_AverageAnnualReturnYear05	12.10%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.28%

[1]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.